Share-Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units	858,000
Share-based compensation	$ 52	$ 42	$ 32
Income tax benefit for share based compensation arrangements	12	9	9
Cash received from option exercises	134	155	53
Tax benefit realized from option exercises	$ 20	$ 28	$ 8
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant under this plan	13,776,935
Plan adoption date	April 25, 2012
Two Thousand Eight Share Purchase and Option Plan Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan adoption date	April 23, 2008
Plan expiry date	Apr. 25, 2012
Employee Stock Purchase Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan expiry date	May 31, 2011
Two Thousand Ten North America Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan expiry date	May 31, 2020
Time Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value	$ 5.33	$ 7.74	$ 6.98
Intrinsic value of options exercised	$ 22	$ 32	$ 8
Unrecognized compensation cost related to nonvested share-based compensation	$ 15
Weighted average period in which cost is expected to be recognized	2 years
Performance Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value			$ 7.61
Intrinsic value of options exercised	$ 15	$ 14	$ 5
Unrecognized compensation cost related to nonvested share-based compensation	$ 2
Weighted average period in which cost is expected to be recognized	1 year
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested share-based compensation	$ 109
Weighted average period in which cost is expected to be recognized	2 years
Number of restricted stock units	857,603	873,670
Average share price	$ 44.09	$ 41.10